Net Loss Per Common Share (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option and Warrants [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share	6,867,705	10,461,455
Convertible Debt [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share		823,157